Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial Instruments

9. Financial Instruments

(a)    Fair value of financial instruments

The Partnership follows the accounting guidance for financial instruments that establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3: Inputs are unobservable inputs for the asset or liability.

The carrying value of cash and cash equivalents and restricted cash, which are considered Level 1 items as they represent liquid assets with short-term maturities, trade receivables, amounts due to related parties, trade accounts payable and accrued liabilities approximates their fair value. The fair value of long-term variable rate bank loan approximates the recorded value, due to its variable interest being the LIBOR and due to the fact the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loan are similar to those that could be procured as of December 31, 2019. LIBOR rates are observable at commonly quoted intervals for the full term of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy.

(b)    Concentration of credit risk

Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with a limited number creditworthy financial institutions rated by qualified rating agencies. Most of the Partnership’s revenues were derived from a few charterers. For the year ended December 31, 2019, Hyundai Merchant Marine Co Ltd (“HMM”) and CMA CGM accounted for 40% and 39% of the Partnership’s total revenue from continuing operations, respectively. For the years ended December 31, 2018 and 2017 HMM and CMA CGM accounted for 38% and 36% of the Partnership’s total revenue from continuing operations, respectively.